Share Capital (Details) - Schedule of Continuity for Restricted Share Units - Restricted share units [Member]	12 Months Ended
	Mar. 31, 2024 shares	Mar. 31, 2023 shares
Share Capital (Details) - Schedule of Continuity for Restricted Share Units [Line Items]
Beginning balance
Granted	1,425,000	3,650,000
Vested and issued (in Shares)	(1,425,000)	(3,650,000)
Ending balance